Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%(a)	0.00%
Total annual operating expenses	0.08%	0.06%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$8	$6
3 years	$26	$19

TI1-I-SUM-17-02 1.9871018.103	November 17, 2017

Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.11%	0.04%
Total annual operating expenses	0.17%	0.10%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$10
3 years	$55	$32

TI1-SUM-17-02 1.9871026.104	November 17, 2017